UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811- 2653

Dreyfus Bond Funds, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices)	(Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	8/31
Date of reporting period:	11/30/06

FORM N-Q

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Municipal Bond Fund
November 30, 2006 (Unaudited)

Long-Term Municipal	Coupon	Maturity	Principal
Investments--95.8%	Rate (%)	Date	Amount ($)	Value ($)

Alabama--5.4%
Alabama Housing Finance Authority,
SFMR (Home Mortgage Revenue
Bond Program) (Collateralized:
FHLMC, FNMA and GNMA)	6.10	10/1/27	2,085,000	2,130,787
Alabama Public School and College
Authority	7.30	7/1/15	11,760,000 a,b	13,126,982
Alabama Public School and College
Authority (Capital Improvement)	5.50	7/1/19	29,250,000	30,968,730
Courtland Industrial Development
Board, EIR (International
Paper Co. Project)	6.25	8/1/25	8,000,000	8,805,600
Jefferson County,
Limited Obligation School
Warrants	5.25	1/1/19	23,000,000	24,957,300
Jefferson County,
Limited Obligation School
Warrants	5.25	1/1/20	20,000,000	21,689,200
Jefferson County,
Limited Obligation School
Warrants	5.50	1/1/21	5,000,000	5,508,850
Alaska--1.1%
Alaska Energy Authority,
Power Revenue (Bradley Lake
Hydroelectric Project)
(Insured; FSA)	6.00	7/1/17	5,730,000	6,773,433
Alaska Housing Finance Corp.
(Insured; MBIA)	8.03	12/1/19	6,940,000 a,b	7,172,074
Anchorage,
Electric Utility Revenue
(Insured; MBIA)	6.50	12/1/15	6,135,000	7,454,270
Arizona--2.6%
Apache County Industrial
Development Authority, PCR
(Tucson Electric Power Co.
Project)	5.85	3/1/28	7,750,000	7,755,115
Apache County Industrial
Development Authority, PCR
(Tucson Electric Power Co.
Project)	5.88	3/1/33	28,570,000	28,589,428
Arizona Transportation Board,
Highway Revenue	5.00	7/1/19	13,250,000	14,550,487
California--10.5%
California,
Economic Recovery	5.25	7/1/12	19,980,000	21,755,423

California,
GO	5.00	3/1/15	10,000,000	10,940,500
California,
GO	5.00	3/1/26	20,845,000	22,334,375
California,
GO (Various Purpose)	5.50	4/1/28	10,070,000	11,347,380
California,
GO (Various Purpose)	5.50	4/1/30	4,420,000	5,008,169
California County Tobacco
Securitization Agency, Tobacco
Settlement Asset-Backed Bonds
(Kern County Tobacco Funding
Corp.)	6.25	6/1/37	6,100,000	6,598,248
California Department of Water
Resources, Power Supply
Revenue	5.13	5/1/12	20,500,000 c	22,380,465
California Department of Water
Resources, Water Revenue
(Central Valley Project)	5.50	12/1/11	1,280,000 c	1,401,779
California Department of Water
Resources, Water Revenue
(Central Valley Project)	5.50	12/1/16	6,390,000	6,981,075
California Public Works Board,
LR (Department of Mental
Health) (Coalinga State
Hospital)	5.13	6/1/29	7,000,000	7,466,340
California Public Works Board,
LR (Various University of
California Projects)	5.50	6/1/14	9,750,000	10,763,025
Chabot-Las Positas Community
College District, GO (Insured;
AMBAC)	0.00	8/1/26	20,000,000 d	7,976,000
Chabot-Las Positas Community
College District, GO (Insured;
AMBAC)	0.00	8/1/42	50,000,000	8,697,500
Chula Vista,
IDR (San Diego Gas and
Electric)	5.50	12/1/21	10,000,000	11,088,700
Coast Community College District,
GO (Insured; FSA)	0.00	8/1/29	15,000,000	11,736,150
Golden State Tobacco
Securitization Corp., Enhanced
Tobacco Settlement
Asset-Backed Bonds	5.50	6/1/13	28,495,000 c	31,704,962
Golden State Tobacco
Securitization Corp., Enhanced
Tobacco Settlement
Asset-Backed Bonds (Insured;
FGIC)	5.50	6/1/13	11,500,000 c	12,795,475
Colorado--.4%
University of Colorado Hospital
Authority, Revenue	5.00	11/15/37	7,500,000	7,794,300

Connecticut--.5%
Mashantucket Western Pequot Tribe,
Special Revenue	6.40	9/1/07	9,170,000 b,c	9,457,204
Delaware--.1%
Delaware Housing Authority,
Senior SFMR	6.45	1/1/26	1,590,000	1,607,792
District of Columbia--1.7%
District of Columbia Tobacco
Settlement Financing Corp.,
Tobacco Settlement
Asset-Backed Bonds	6.50	5/15/33	12,855,000	15,559,178
District of Columbia Tobacco
Settlement Financing Corp.,
Tobacco Settlement
Asset-Backed Bonds	0.00	6/15/46	184,975,000	17,371,002
Florida--4.3%
Florida Department of
Environmental Protection,
Revenue (Insured; FGIC)	5.75	7/1/13	10,270,000	11,118,302
Florida Housing Finance
Corporation, Homeowner
Mortgage Revenue
(Collateralized: FHLMC, FNMA
and GNMA)	5.10	7/1/31	9,705,000	10,109,213
Florida State Board of Education,
Public Education Capital Outlay	5.50	6/1/16	12,000,000	13,063,080
Highlands County Health Facilities
Authority, HR (Adventist
Health System/Sunbelt
Obligated Group)	5.25	11/15/36	7,000,000	7,536,900
Orange County,
Tourist Development Tax
Revenue (Insured; AMBAC)	5.00	10/1/24	10,110,000	10,906,567
Orange County Health Facilities
Authority, HR (Orlando
Regional Healthcare System)	6.00	12/1/12	2,090,000 c	2,353,215
Orlando Utilities Commission,
Water and Electric Revenue	6.75	10/1/17	15,875,000	19,174,778
Tampa,
Utility Tax and Special
Revenue (Insured; AMBAC)	5.75	10/1/13	9,100,000	10,293,465
Georgia--3.9%
Atlanta Development Authority,
Student Housing Revenue
(ADA/CAU Partners, Inc.
Project at Clark Atlanta
University) (Insured; ACA)	6.25	7/1/14	4,605,000	4,993,800
Chatham County Hospital Authority,
Improvement Revenue (Memorial
Health University)	5.75	1/1/29	4,000,000	4,419,000
Fulton County Facilities Corp.,
COP (Fulton County Public

Purpose Project) (Insured;
AMBAC)	5.50	11/1/18	11,630,000	12,503,064
Georgia	5.80	11/1/09	19,580,000 c	21,192,609
Georgia	5.80	11/1/09	20,000,000 c	21,647,200
Milledgeville and Baldwin County
Development Authority, Revenue
(Georgia College and State
University Foundation Property
III, LLC Student Housing
System Project)	5.63	9/1/30	5,100,000	5,568,996
Private Colleges and Universities
Authority, Revenue (Mercer
University Project)	5.75	10/1/11	6,000,000 c	6,669,960
Hawaii--.8%
Hawaii
(Insured; FSA)	5.80	9/1/09	14,000,000 c	14,966,280
Idaho--.7%
Idaho Housing Agency,
MFHR	6.70	7/1/24	8,300,000	8,310,707
Power County Industrial
Development Corp., SWDR (FMC
Corp. Project)	6.45	8/1/32	4,750,000	5,072,620
Illinois--4.0%
Chicago O'Hare International
Airport, General Airport Third
Lien Revenue (Insured; FGIC)	5.25	1/1/23	21,370,000	23,481,356
Chicago O'Hare International
Airport, General Airport Third
Lien Revenue (Insured; FSA)	5.75	1/1/24	9,215,000	10,243,210
Chicago O'Hare International
Airport, Special Facilities
Revenue (American Airlines
Inc. Project)	8.20	12/1/24	6,970,000	7,186,070
Illinois Finance Authority,
Revenue (Northwestern Memorial
Hospital)	5.50	8/15/43	22,310,000	24,603,022
Illinois Health Facilities
Authority, Revenue (Advocate
Health Care Network)	6.13	11/15/10	10,000,000 c	10,927,500
Illinois Housing Development
Authority (Multi-Family
Program)	6.75	9/1/21	3,805,000	3,810,746
Indiana--1.0%
Indiana Health and Educational
Facility Financing Authority,
HR (Clarian Health Obligated
Group)	5.00	2/15/33	8,000,000	8,381,280
Indiana Transportation Finance
Authority, Highway Revenue
(Insured; FGIC)	5.75	12/1/21	10,000,000	12,079,900
Kansas--1.1%
Wichita,

Hospital Facilities
Improvement Revenue (Christi
Health System)	5.50	11/15/26	7,000,000	7,442,540
Wyandotte County Kansas City
Unified Government, Utility
System Revenue (Insured; AMBAC)	5.60	9/1/23	12,010,000	13,925,235
Kentucky--.5%
Mount Sterling,
LR (Kentucky League of Cities
Funding Trust Program)	6.10	3/1/18	7,955,000	9,445,926
Maryland--.7%
Maryland Community Development
Administration, Department of
Housing and Community
Development	8.25	7/1/39	5,000,000 a,b	5,270,000
Maryland Economic Development
Corp., Student Housing Revenue
(Frostburg State University
Project)	6.25	10/1/33	8,580,000	8,944,221
Massachusetts--2.9%
Massachusetts	8.34	2/1/10	10,000,000 a,b,c	11,618,800
Massachusetts
(Insured; FSA)	5.25	9/1/24	15,000,000	17,544,150
Massachusetts,
Special Obligation Dedicated
Tax Revenue (Insured; FGIC)	5.25	1/1/14	5,000,000 c	5,520,000
Massachusetts Bay Transportation
Authority, Senior Sales Tax
Revenue	5.00	7/1/22	10,200,000	11,272,734
Massachusetts Housing Finance
Agency, SFHR	7.13	6/1/25	1,405,000	1,406,756
Massachusetts Municipal Wholesale
Electric Co., Power Supply
System Revenue (Nuclear
Project Number 4 Issue)
(Insured; MBIA)	5.25	7/1/13	10,000,000	10,858,300
Michigan--.8%
Detroit,
Sewage Disposal System Revenue
(Insured; FSA)	5.63	7/1/10	2,000,000 d.e	2,003,000
Kent Hospital Finance Authority,
Revenue (Metropolitan Hospital
Project)	6.25	7/1/40	7,500,000	8,491,500
Michigan Strategic Fund,
SWDR (Genesee Power Station
Project)	7.50	1/1/21	4,405,000	4,405,176
The Economic Development Corp. of
the County of Gratiot, Limited
Obligation EDR (Danly Die Set
Project)	7.63	4/1/07	3,200,000	3,200,032
Minnesota--1.1%
Minneapolis and Saint Paul

Metropolitan Airports
Commission, Airport Revenue
(Insured; FGIC)	5.75	1/1/10	5,000,000 c	5,368,850
Saint Paul Housing and
Redevelopment Authority,
Hospital Facility Revenue
(HealthEast Project)	6.00	11/15/30	11,000,000	12,321,430
Shakopee Health Care Facilities,
Revenue (Saint Francis
Regional Medical Center)	5.25	9/1/34	3,000,000	3,181,530
Missouri--.9%
Missouri Higher Education Loan
Authority, Student Loan Revenue	6.75	2/15/09	11,500,000	11,534,040
Saint Louis,
Airport Revenue (Airport
Development Program) (Insured;
MBIA)	5.63	7/1/11	5,000,000 c	5,438,700
Nebraska--2.1%
Omaha Public Power District,
Electric Revenue	5.50	2/1/14	37,300,000	40,982,256
Nevada--.9%
Clark County,
IDR (Nevada Power Co. Project)	5.60	10/1/30	3,000,000	3,003,630
Clark County,
IDR (Nevada Power Co. Project)	5.90	11/1/32	15,000,000	15,007,650
New Hampshire--1.1%
New Hampshire Business Finance
Authority, PCR (Public Service
Co.) (Insured; MBIA)	6.00	5/1/21	15,500,000	16,281,200
New Hampshire Housing Finance
Authority, Multi-Family Housing	7.55	7/1/13	1,270,000	1,386,192
New Hampshire Housing Finance
Authority, Single Family
Mortgage Acquisition Revenue	5.00	7/1/31	3,120,000	3,208,202
New Hampshire Housing Finance
Authority, Single Family
Residential Mortgage	6.85	1/1/25	1,235,000	1,249,277
New Jersey--8.3%
Camden County Improvement
Authority, Health Care
Redevelopment Project Revenue
(The Cooper Health System
Obligated Group Issue)	5.25	2/15/20	9,505,000	10,113,225
New Jersey Economic Development
Authority, Cigarette Tax
Revenue	5.50	6/15/24	12,120,000	12,884,166
New Jersey Economic Development
Authority, Cigarette Tax
Revenue	5.50	6/15/31	9,865,000	10,566,599
New Jersey Economic Development
Authority, PCR (Public Service
Electric and Gas Co. Project)

(Insured; MBIA)	6.40	5/1/32	32,040,000	32,090,623
New Jersey Economic Development
Authority, School Facilities
Construction Revenue (Insured;
FSA)	5.50	9/1/25	10,000,000	12,076,200
New Jersey Transit Corp.,
Master Lease Agreement, COP,
Federal Transit Administration
Grants (Insured; AMBAC)	5.75	9/15/10	15,000,000 c	16,162,950
New Jersey Transportation Trust
Fund Authority (Insured; FSA)	8.33	6/15/12	12,330,000 a,b	15,390,922
New Jersey Transportation Trust
Fund Authority (Transportation
System)	5.75	6/15/18	7,750,000	9,068,197
New Jersey Transportation Trust
Fund Authority (Transportation
System)	5.75	6/15/20	12,645,000	15,036,170
New Jersey Turnpike Authority,
Turnpike Revenue (Insured;
MBIA)	7.81	1/1/17	15,000,000 a,b	16,862,400
Tobacco Settlement Financing Corp.
of New Jersey, Tobacco
Settlement Asset-Backed Bonds	6.75	6/1/39	3,000,000	3,452,550
Tobacco Settlement Financing Corp.
of New Jersey, Tobacco
Settlement Asset-Backed Bonds	7.00	6/1/41	12,065,000	14,055,725
New Mexico--.5%
New Mexico Finance Authority,
State Transportation Revenue
(Senior Lien) (Insured; MBIA)	5.25	6/15/20	8,000,000	8,765,280
New Mexico Mortgage Financing
Authority	6.80	1/1/26	1,375,000	1,414,765
New York--18.2%
Long Island Power Authority,
Electric System General
Revenue (Insured; FGIC)	5.00	12/1/22	9,000,000	9,832,950
Long Island Power Authority,
Electric System General
Revenue (Insured; FSA)	5.50	12/1/12	10,000,000	11,054,400
Long Island Power Authority,
Electric System General
Revenue (Insured; FSA)	5.50	12/1/13	25,860,000	28,936,823
Metropolitan Transportation
Authority, State Service
Contract Revenue	5.75	1/1/18	17,025,000	19,895,926
Nassau County Industrial
Development Agency, IDR
(Keyspan-Glenwood Energy
Center, LLC Project)	5.25	6/1/27	10,000,000	10,522,400
New York City	5.75	3/1/13	880,000 c	988,962
New York City	5.75	3/1/18	13,305,000	14,720,386
New York City	5.00	8/1/19	5,000,000	5,395,300

New York City	5.00	8/1/22	23,385,000	25,253,462
New York City	5.00	8/1/23	42,785,000	46,096,559
New York City	5.25	8/15/24	18,500,000	20,077,310
New York City	5.00	6/1/27	5,000,000	5,365,450
New York City	5.00	8/1/28	18,125,000	19,467,881
New York City
(Insured; MBIA)	5.50	5/15/09	11,180,000 c	11,817,036
New York City Industrial
Development Agency, Liberty
Revenue (7 World Trade Center,
LLC Project)	6.50	3/1/35	10,000,000	10,710,100
New York City Industrial
Development Agency, Special
Facility Revenue (American
Airlines, Inc. John F. Kennedy
International Airport Project)	7.50	8/1/16	10,360,000	12,015,735
New York City Industrial
Development Agency, Special
Facility Revenue (American
Airlines, Inc. John F. Kennedy
International Airport Project)	8.00	8/1/28	14,000,000	17,317,300
New York City Transitional Finance
Authority, Future Tax Secured
Revenue	5.75	2/15/10	5,100,000 c	5,496,372
New York City Transitional Finance
Authority, Future Tax Secured
Revenue	5.75	2/15/10	11,910,000 c	12,835,645
New York City Transitional Finance
Authority, Future Tax Secured
Revenue	7.30	5/1/10	14,550,000 a,b,c	16,701,945
New York State Dormitory
Authority, Consolidated Second
General Resolution Revenue
(City University System)	7.50	7/1/10	3,560,000	3,820,912
New York State Dormitory
Authority, Insured Revenue
(New York University)
(Insured; MBIA)	5.75	7/1/27	8,000,000	9,970,320
New York State Dormitory
Authority, Revenue (State
University Educational
Facilities) (Insured; FGIC)	5.50	5/15/13	20,350,000	22,435,672
Triborough Bridge and Tunnel
Authority, General Purpose
Revenue	5.50	1/1/09	20,000,000 c	20,815,800
North Carolina--1.6%
Charlotte	5.25	2/1/15	9,380,000	9,743,944
Charlotte,
COP (Transit Projects/Phase II)	5.00	6/1/35	5,000,000	5,325,850
North Carolina Eastern Municipal
Power Agency, Power System
Revenue (Insured; AMBAC)	5.00	1/1/20	14,000,000	15,207,360

North Carolina Housing Finance
Agency, Single Family Revenue	6.50	9/1/26	1,520,000	1,547,846
Oklahoma--.4%
Claremore Industrial and
Redevelopment Authority, EDR
(Yuba Project)	8.38	7/1/11	7,500,000	7,506,300
Pennsylvania--.9%
Lehman Municipal Trust Receipts
(Pennsylvania Economic
Development Financing
Authority)	7.75	6/1/31	6,000,000 a,b	6,580,860
Pennsylvania Economic Development
Financing Authority, Exempt
Facilities Revenue (Reliant
Energy Seward, LLC Project)	6.75	12/1/36	10,000,000	10,870,700
South Carolina--1.2%
Greenville County School District,
Installment Purchase Revenue
(Building Equity Sooner for
Tomorrow)	5.88	12/1/12	4,000,000 c	4,523,080
Greenville County School District,
Installment Purchase Revenue
(Building Equity Sooner for
Tomorrow)	5.00	12/1/23	15,000,000	16,168,950
South Carolina Housing Finance and
Development Authority,
Mortgage Revenue	6.70	7/1/27	1,610,000	1,625,939
South Carolina Housing Finance and
Development Authority,
Mortgage Revenue
(Collateralized; FHA)	6.75	7/1/26	935,000	936,318
Tennessee--.6%
Johnson City Health and
Educational Facilities Board,
Hospital First Mortgage
Revenue (Mountain States
Health Alliance)	5.50	7/1/36	10,525,000	11,430,676
Texas--7.0%
Alliance Airport Authority Inc.,
Special Facilities Revenue
(American Airlines, Inc.
Project)	7.50	12/1/29	13,000,000	13,266,500
Brazos River Authority,
PCR (TXU Electric Co. Project)	5.75	11/1/11	11,500,000	12,262,335
Brazos River Authority,
PCR (TXU Energy Co. LLC
Project)	6.75	10/1/38	5,790,000	6,553,238
Cities of Dallas and Fort Worth,
Dallas/Fort Worth
International Airport,
Facility Improvement Corp.
Revenue (American Airlines,

Inc.)	7.25	11/1/30	8,250,000	8,382,000
Cities of Dallas and Fort Worth,
Dallas/Fort Worth
International Airport,
Facility Improvement Corp.,
Revenue (Bombardier Inc.)	6.15	1/1/16	5,865,000	5,929,163
Cities of Dallas and Fort Worth,
Dallas/Fort Worth
International Airport, Joint
Improvement Revenue (Insured;
FGIC)	5.75	11/1/14	15,070,000	16,364,061
Cities of Dallas and Fort Worth,
Dallas/Fort Worth
International Airport, Joint
Improvement Revenue (Insured;
FGIC)	5.75	11/1/15	10,000,000	10,846,100
Harris County Hospital District,
Mortgage Revenue (Insured;
AMBAC)	7.40	2/15/10	1,135,000	1,189,253
Harris County Hospital District,
Mortgage Revenue (Insured;
AMBAC)	7.40	2/15/10	3,205,000	3,400,633
Houston,
Airport System Special
Facilities Revenue
(Continental Airlines, Inc.
Airport Improvement Projects)	5.70	7/15/29	2,000,000	2,045,200
Houston,
Airport System Special
Facilities Revenue
(Continental Airlines, Inc.
Terminal E Project)	6.75	7/1/21	10,000,000	10,739,600
Houston,
Airport System Special
Facilities Revenue
(Continental Airlines, Inc.
Terminal E Project)	7.00	7/1/29	5,800,000	6,287,606
Houston,
Utilities System Revenue,
First Lien (Insured; FSA)	5.25	5/15/21	18,075,000	19,726,151
Tarrant County Health Facilities
Development Corp., Health
Resources System Revenue
(Insured; MBIA)	5.75	2/15/14	9,470,000	10,651,572
Texas Turnpike Authority,
Central Texas Turnpike System
Revenue (Insured; AMBAC)	5.75	8/15/38	12,000,000	13,215,840
Virginia--1.1%
Tobacco Settlement Financing Corp.
of Virginia, Tobacco
Settlement Asset-Backed Bonds	5.50	6/1/26	10,000,000	10,675,300
Virginia Public Building

Authority, Public Facilities
Revenue	5.00	8/1/15	11,015,000	12,148,113
Washington--2.8%
Bellevue
(Insured; MBIA)	5.50	12/1/39	12,000,000	13,387,560
Seattle,
Municipal Light and Power
Revenue, Improvement (Insured;
FSA)	5.50	3/1/13	11,585,000	12,459,320
Seattle,
Municipal Light and Power
Revenue, Improvement (Insured;
FSA)	5.50	3/1/16	15,400,000	16,518,194
Tacoma,
Electric System Revenue
(Insured; FSA)	4.25	1/1/20	8,495,000	8,589,295
Tumwater Office Properties,
LR (Washington State Office
Building)	5.00	7/1/28	5,110,000	5,391,714
Wisconsin--2.3%
Badger Tobacco Asset
Securitization Corp., Tobacco
Settlement Asset-Backed Bonds	7.00	6/1/28	25,000,000	28,322,250
Wisconsin Health and Educational
Facilities Authority, Revenue
(Aurora Health Care, Inc.)	5.63	2/15/29	9,725,000	10,151,636
Wisconsin Health and Educational
Facilities Authority, Revenue
(FH Healthcare Development
Inc. Project)	6.25	11/15/09	5,000,000 c	5,418,700
Wisconsin Health and Educational
Facilities Authority, Revenue
(Marshfield Clinic)	5.38	2/15/34	1,000,000	1,073,800
U.S. Related--1.8%
Puerto Rico Highway and
Transportation Authority,
Transportation Revenue	6.00	7/1/10	20,050,000 c	21,877,157
Puerto Rico Infrastructure
Financing Authority, Special
Obligation	5.50	10/1/32	7,000,000	7,571,200
Puerto Rico Infrastructure
Financing Authority, Special
Tax Revenue (Insured; AMBAC)	0.00	7/1/36	23,150,000	6,559,784
Total Long-Term Municipal Investments
(cost $1,788,490,784)				1,905,126,981
Short-Term Municipal	Coupon	Maturity	Principal
Investments--3.3%	Rate (%)	Date	Amount ($)	Value ($)

Kentucky--.9%
Public Energy Authority of
Kentucky, Inc., Gas Supply
Revenue (Liquidity Facility;
Societe Generale)	3.57	12/1/06	18,000,000 f	18,000,000

Maryland--.3%
Baltimore County,
EDR (Garrison Forest School
Incorporated Project) (LOC;
SunTrust Bank)	3.65	12/1/06	6,000,000 f	6,000,000
Minnesota--.1%
Saint Paul Port Authority,
Revenue (Amherst H. Wilder
Foundation Project) (LOC; The
Bank of New York)	3.57	12/1/06	1,000,000 f	1,000,000
Oklahoma--1.3%
Oklahoma Capitol Improvement
Authority, State Facilities
Revenue (Higher Education
Projects) (Insured; CIFG and
Liquidity Facility; Fortis
Bank)	3.56	12/1/06	9,700,000 f	9,700,000
Oklahoma Industries Authority,
Revenue (Obligated Group
consisting of INTEGRIS Baptist
Medical Center, Inc., INTEGRIS
Rural Health, Inc. and
INTEGRIS South Oklahoma City
Hospital Corp.) (Insured; MBIA
and Liquidity Facility; JPMorgan
Chase Bank)	3.57	12/1/06	16,500,000 f	16,500,000
Pennsylvania--.1%
Pennsylvania Turnpike Commission,
Turnpike Revenue (Liquidity
Facility: Bayerische
Landesbank, Landesbank
Baden-Wurttemberg and
Westdeutsche Landesbank)	3.55	12/1/06	2,200,000 f	2,200,000
Texas--.6%
Harris County Health Facilities
Development Corp., Revenue
(Young Men's Christian
Association of the Greater
Houston Area) (LOC; JPMorgan
Chase Bank)	3.57	12/1/06	2,800,000 f	2,800,000
Harris County Health Facilities
Development Corporation,
Special Facilities Revenue
(Texas Medical Center Project)
(Insured; MBIA and Liquidity
Facility; JPMorgan Chase Bank)	3.57	12/1/06	9,000,000 f	9,000,000
Total Short-Term Municipal Investments
(cost $65,200,000)				65,200,000
Total Investments (cost $1,853,690,784)			99.1%	1,970,326,981
Cash and Receivables (Net)			.9%	17,451,644
Net Assets			100.0%	1,987,778,625
a Inverse floater security--the interest rate is subject to change periodically.

b	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2006, these securities amounted to $102,181,187 or 5.1% of net assets.
c	These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
d	Purchased on a delayed delivery basis.
e	Variable rate security--interest rate subject to periodic change.
f	Securities payable on demand. Variable interest rate--subject to periodic change.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-
annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Summary of Abbreviations

ACA	American Capital Access	AGC	ACE Guaranty Corporation
AGIC	Asset Guaranty Insurance Company	AMBAC	American Municipal Bond Assurance Corporation
ARRN	Adjustable Rate Receipt Notes	BAN	Bond Anticipation Notes
BIGI	Bond Investors Guaranty Insurance	BPA	Bond Purchase Agreement
CGIC	Capital Guaranty Insurance Company	CIC	Continental Insurance Company
CIFG	CDC Ixis Financial Guaranty	CMAC	Capital Market Assurance Corporation
COP	Certificate of Participation	CP	Commercial Paper
EDR	Economic Development Revenue	EIR	Environmental Improvement Revenue
FGIC	Financial Guaranty Insurance Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association	FSA	Financial Security Assurance
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National Mortgage Association	GO	General Obligation
HR	Hospital Revenue	IDB	Industrial Development Board
IDC	Industrial Development Corporation	IDR	Industrial Development Revenue
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MBIA	Municipal Bond Investors Assurance Insurance
Corporation
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement

SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

STATEMENT OF INVESTMENTS
Dreyfus Premier High Income Fund
November 30, 2006 (Unaudited)

	Coupon	Maturity	Principal
Bonds and Notes--96.4%	Rate (%)	Date	Amount ($)	Value ($)

Aerospace & Defense--1.8%
Bombardier,
Sr. Notes	8.00	11/15/14	1,500,000 a	1,515,000
DI Finance/DynCorp International,
Sr. Sub. Notes, Ser. B	9.50	2/15/13	1,250,000	1,318,750
DRS Technologies,
Gtd. Notes	7.63	2/1/18	1,500,000	1,552,500
K & F Acquisition,
Gtd. Notes	7.75	11/15/14	1,500,000	1,541,250
				5,927,500
Auto Related--3.4%
Ford Motor Credit,
Notes	6.63	6/16/08	500,000	497,388
Ford Motor Credit,
Sr. Notes	7.25	10/25/11	1,000,000	977,837
Ford Motor Credit,
Notes	9.82	4/15/12	3,100,000 b	3,285,185
General Motors,
Sr. Notes	7.13	7/15/13	1,850,000	1,720,500
GMAC,
Notes	6.75	12/1/14	1,450,000	1,489,146
GoodYear Tires and Rubber,
Notes	7.86	8/15/11	2,000,000	1,975,000
United Components,
Sr. Sub. Notes	9.38	6/15/13	1,400,000	1,442,000
				11,387,056
Broadcasting & Media--2.8%
Allbritton Communications,
Sr. Sub. Notes	7.75	12/15/12	1,500,000	1,526,250
LIN Television,
Sr. Sub. Debs.	2.50	5/15/33	1,500,000	1,415,625
LIN Television,
Gtd. Notes, Ser. B	6.50	5/15/13	1,500,000	1,432,500
Nexstar Finance,
Sr. Sub. Notes	7.00	1/15/14	1,000,000	935,000
Radio One,
Gtd. Notes	6.38	2/15/13	1,000,000	937,500
Salem Communications,
Gtd. Notes	7.75	12/15/10	1,000,000	1,013,750
Sinclair Broadcast Group,
Gtd. Notes	8.00	3/15/12	2,000,000	2,070,000
				9,330,625
Building Materials--1.2%
Goodman Global Holdings,
Sr. Sub. Notes	7.88	12/15/12	1,000,000	970,000

Interface,
Sr. Sub. Notes	9.50	2/1/14	1,000,000	1,045,000
Interface,
Sr. Notes	10.38	2/1/10	1,000,000	1,097,500
Jacuzzi Brands,
Scd. Notes	9.63	7/1/10	1,000,000	1,072,500
				4,185,000
Cable & Media--6.1%
Cablevision Systems,
Sr. Notes, Ser. B	8.00	4/15/12	500,000	493,750
Cablevision Systems,
Sr. Notes, Ser. B	9.87	4/1/09	1,750,000 b	1,841,875
Echostar DBS,
Gtd. Notes	6.63	10/1/14	500,000	486,250
Insight Communications,
Sr. Discount Notes	12.25	2/15/11	2,000,000 b	2,107,500
Insight Midwest LP/Insight
Capital, Sr. Notes	9.75	10/1/09	417,000	423,776
Kabel Deutschland,
Gtd. Notes	10.63	7/1/14	3,000,000	3,322,500
Lodgenet Entertainment,
Sr. Sub. Debs.	9.50	6/15/13	2,500,000	2,687,500
Mediacom Broadband,
Sr. Notes	8.50	10/15/15	2,000,000	2,012,500
Mediacom/Mediacom Capital,
Sr. Notes	9.50	1/15/13	1,500,000	1,548,750
NTL Cable,
Sr. Notes	9.13	8/15/16	2,650,000	2,815,625
Telenet Group Holding,
Discount Notes	11.50	6/15/14	2,500,000 a,c	2,243,750
Videotron Ltee,
Gtd. Notes	6.38	12/15/15	500,000	486,250
				20,470,026
Chemicals--3.3%
Hexion U.S. Finance/Hexion Nova
Scotia Finance, Scd. Notes	9.87	11/15/14	500,000 a,b	503,125
Hexion U.S. Finance/Nova Scotia
Finance, Sr. Notes	9.75	11/15/14	2,750,000 a	2,805,000
Ineos Group Holdings,
Sr. Sub. Notes	8.50	2/15/16	1,500,000 a	1,455,000
Lyondell Chemical,
Gtd. Notes	8.00	9/15/14	1,250,000	1,295,312
Lyondell Chemical,
Gtd. Notes	8.25	9/15/16	1,750,000	1,828,750
Nalco,
Sr. Sub. Notes	8.88	11/15/13	2,000,000	2,125,000
PolyOne,
Sr. Notes	8.88	5/1/12	750,000	764,062
Rockwood Specialites Group,
Sub. Notes	7.50	11/15/14	500,000	506,250
				11,282,499
Consumer Products--4.0%

Alltrista,
Gtd. Notes	9.75	5/1/12	1,500,000	1,593,750
American Achievement,
Sr. Sub. Notes	8.25	4/1/12	1,500,000	1,541,250
Central Garden and Pet,
Gtd. Notes	9.13	2/1/13	650,000	679,250
Da-Lite Screen,
Sr. Notes	9.50	5/15/11	1,500,000	1,575,000
Jafra Cosmetics
International/Distribuidora
Comerical Jafra, Gtd. Notes	10.75	5/15/11	1,000,000	1,077,500
Josten's,
Gtd. Notes	7.63	10/1/12	2,000,000	2,030,000
Leslie's Poolmart,
Sr. Notes	7.75	2/1/13	2,000,000	1,992,500
Simmons Bedding,
Sr. Sub. Notes	7.88	1/15/14	2,000,000	2,000,000
Visant Holding,
Sr. Notes	8.75	12/1/13	1,000,000	1,031,250
				13,520,500
Environmental & Facilities Services--1.8%
Allied Waste North America,
Ser. B, Gtd Notes	7.13	5/15/16	1,000,000	998,750
Casella Waste Systems,
Sr. Sub. Notes	9.75	2/1/13	2,000,000	2,100,000
Waste Connections,
Sr. Notes	3.75	4/1/26	1,750,000	1,835,312
Waste Services,
Sr. Sub. Notes	9.50	4/15/14	1,250,000	1,306,250
				6,240,312
Food & Beverages--2.4%
B & G Foods,
Sr. Notes	8.00	10/1/11	1,000,000	1,015,000
Del Monte,
Sr. Sub. Notes	8.63	12/15/12	2,000,000	2,120,000
Michael Foods,
Sr. Sub. Notes	8.00	11/15/13	1,750,000	1,820,000
Pinnacle Foods Holding,
Sr. Sub. Notes	8.25	12/1/13	2,000,000	2,050,000
SUPERVALU,
Sr. Notes	7.50	11/15/14	1,000,000	1,031,345
				8,036,345
Food & Drugs--1.2%
Rite Aid,
Notes	4.75	12/1/06	1,000,000	1,000,000
Rite Aid,
Notes	7.13	1/15/07	1,000,000	1,001,250
Rite Aid,
Scd. Notes	8.13	5/1/10	1,250,000	1,309,375
Stater Brothers Holdings,
Sr. Notes	8.13	6/15/12	750,000	761,250
				4,071,875

Gaming--6.6%
American Casino & Entertainment
Properties, Scd. Notes	7.85	2/1/12	1,750,000	1,798,125
Boyd Gaming,
Sr. Sub. Notes	6.75	4/15/14	1,000,000	996,250
Boyd Gaming,
Sr. Sub. Notes	7.75	12/15/12	1,000,000	1,036,250
Chukchansi Economic Development
Authority, Sr. Notes	8.00	11/15/13	2,000,000 a	2,075,000
Hard Rock Hotel,
Notes	8.88	6/1/13	2,100,000	2,262,750
Herbst Gaming,
Gtd. Notes	7.00	11/15/14	1,750,000	1,688,750
Isle of Capri Casinos,
Sr. Sub. Notes	7.00	3/1/14	1,000,000	983,750
Isle of Capri Casinos,
Gtd. Notes	9.00	3/15/12	2,000,000	2,102,500
MGM Mirage,
Gtd. Notes	8.38	2/1/11	500,000	522,500
Mohegan Tribal Gaming Authority,
Sr. Sub. Notes	7.13	8/15/14	1,000,000	1,012,500
MTR Gaming Group,
Gtd. Notes, Ser. B	9.75	4/1/10	2,000,000	2,115,000
Pinnacle Entertainment,
Sr. Sub. Notes	8.25	3/15/12	2,350,000	2,408,750
Seneca Gaming,
Sr. Notes	7.25	5/1/12	500,000	502,500
Seneca Gaming,
Sr. Unscd. Notes, Ser. B	7.25	5/1/12	500,000	502,500
Station Casinos
Sr. Unscd. Notes	7.75	8/15/16	1,300,000	1,343,875
Station Casinos,
Sr. Sub. Notes	6.88	3/1/16	1,200,000	1,125,000
				22,476,000
Health Care--6.4%
Carriage Services,
Gtd. Notes	7.88	1/15/15	1,000,000	972,500
Concentra Operating,
Gtd. Notes	9.13	6/1/12	1,000,000	1,053,750
DaVita,
Gtd. Notes	7.25	3/15/15	1,500,000	1,518,750
HCA,
Scd. Notes	9.25	11/15/16	2,500,000 a	2,621,875
HCA,
Scd. Notes	9.63	11/15/16	1,500,000 a	1,578,750
Health Management,
Sr. Sub. Notes	4.38	8/1/23	1,250,000	1,273,438
IASIS Healthcare/Capital,
Sr. Sub. Notes	8.75	6/15/14	1,500,000	1,500,000
LifePoint Hospitals,
Sub. Notes	3.25	8/15/25	750,000	675,937
Omnicare,

Debs., Ser. OCR	3.25	12/15/35	1,500,000	1,320,000
Par Pharmaceutical Cos.,
Sr. Sub. Notes	2.88	9/30/10	750,000	702,187
Psychiatric Solutions,
Gtd. Notes	7.75	7/15/15	1,000,000	997,500
Service Corp. International,
Sr. Notes	7.38	10/1/14	1,000,000	1,045,000
Service Corp. International,
Sr. Notes	7.63	10/1/18	1,500,000	1,575,000
Stewart Enterprises,
Sr. Notes	6.25	2/15/13	600,000	574,500
Triad Hospitals,
Sr. Sub. Notes	7.00	11/15/13	1,000,000	1,007,500
Vanguard Health Holding II,
Sr. Sub. Notes	9.00	10/1/14	1,500,000	1,507,500
Warner Chilcott,
Gtd. Notes	8.75	2/1/15	650,000	669,500
Wyeth,
Sr. Notes	5.11	1/15/24	1,000,000 b	1,064,000
				21,657,687
Hotels--.7%
Felcor Lodging,
Gtd. Notes	8.50	6/1/11	750,000	802,500
Gaylord Entertainment,
Sr. Notes	8.00	11/15/13	1,500,000	1,541,250
				2,343,750
Manufacturing--1.5%
Blount,
Sr. Sub. Notes	8.88	8/1/12	750,000	768,750
Chart Industries,
Sr. Sub. Notes	9.13	10/15/15	1,750,000 a	1,837,500
Koppers,
Gtd. Notes	9.88	10/15/13	1,024,000	1,116,160
Mueller Group,
Sr. Sub. Notes	10.00	5/1/12	1,084,000	1,184,270
				4,906,680
Media/Diversified & Services--4.7%
Advanstar Communications,
Scd. Notes	10.75	8/15/10	1,550,000	1,674,000
Advanstar Communications,
Gtd. Notes, Ser. B	12.00	2/15/11	1,500,000	1,578,750
Hughes Network Systems/HNS
Finance, Sr. Notes	9.50	4/15/14	2,500,000 a	2,606,250
Intelsat Bermuda,
Gtd. Notes	9.25	6/15/16	1,000,000 a	1,075,000
Intelsat Bermuda,
Sr. Notes	11.25	6/15/16	2,100,000 a	2,312,625
Intelsat Subsidiary Holding,
Gtd. Notes	10.48	1/15/12	2,500,000 b	2,543,750
Lamar Media,
Gtd. Notes	6.63	8/15/15	1,000,000	976,250
LBI Media,

Gtd. Notes	10.13	7/15/12	1,000,000	1,065,000
Quebecor Media,
Sr. Notes	7.75	3/15/16	2,000,000	2,035,000
				15,866,625
Mining & Metals--1.9%
Alpha Natural Resources/Capital,
Gtd. Notes	10.00	6/1/12	2,500,000	2,712,500
Arch Western Finance,
Gtd. Notes	6.75	7/1/13	1,000,000	985,000
Foundation PA Coal,
Sr. Notes	7.25	8/1/14	2,000,000	2,015,000
Peabody Energy,
Gtd. Notes	7.38	11/1/16	600,000	633,750
				6,346,250
Non Food & Drug--3.4%
Autonation,
Gtd. Notes	7.37	4/15/13	1,700,000 b	1,708,500
Buhrmann US,
Sr. Sub. Notes	8.25	7/1/14	2,000,000	1,992,500
Burlington Coat Factory Warehouse,
Sr. Notes	11.13	4/15/14	1,000,000 a	997,500
Pantry,
Sr. Sub. Notes	7.75	2/15/14	1,500,000	1,518,750
Petro Stopping Centers/Financial,
Scd. Notes	9.00	2/15/12	1,000,000	1,030,000
Sally Holdings,
Sr. Notes	9.25	11/15/14	1,000,000 a	1,027,500
Sally Holdings,
Sr. Sub. Notes	10.50	11/15/16	1,750,000 a	1,804,688
Stripes Acquisition/Susser
Finance, Sr. Notes	10.63	12/15/13	1,412,000 a	1,532,020
				11,611,458
Oil & Gas--6.3%
Chesapeake Energy,
Gtd. Notes	6.50	8/15/17	500,000	480,000
Complete Production Services,
Sr. Notes	8.00	12/15/16	2,700,000 a	2,740,500
Compton Petroleum Finance,
Gtd. Notes	7.63	12/1/13	2,000,000	1,910,000
Comstock Resources,
Sr. Notes	6.88	3/1/12	1,000,000	960,000
Copano Energy,
Sr. Notes	8.13	3/1/16	1,000,000	1,035,000
Denbury Resources,
Gtd. Notes	7.50	4/1/13	1,250,000	1,275,000
Denbury Resources,
Sr. Sub. Notes	7.50	12/15/15	1,000,000	1,020,000
Dresser-Rand Group,
Gtd. Notes	7.38	11/1/14	2,423,000	2,447,230
Encore Acquisition,
Sr. Sub. Notes	6.00	7/15/15	1,500,000	1,368,750
Encore Acquisition,

Sr. Sub. Notes	6.25	4/15/14	750,000	705,000
Exco Resources,
Gtd. Notes	7.25	1/15/11	2,000,000	1,990,000
Hanover Compressor,
Gtd. Notes	7.50	4/15/13	1,250,000	1,259,375
Harvest Operations,
Sr. Notes	7.88	10/15/11	1,500,000	1,432,500
Petrohawk Energy,
Gtd. Notes	9.13	7/15/13	1,500,000	1,569,375
Whiting Petroleum,
Sr. Sub. Notes	7.25	5/1/13	1,000,000	1,005,000
				21,197,730
Packaging--.3%
BWAY,
Sr. Sub. Notes	10.00	10/15/10	1,000,000	1,052,500
Paper & Forest Products--3.7%
Abitibi-Consolidated Finance,
Gtd. Notes	7.88	8/1/09	500,000	490,000
Abitibi-Consolidated,
Notes	5.25	6/20/08	1,000,000	970,000
Abitibi-Consolidated,
Notes	8.89	6/15/11	500,000 b	477,500
Boise Cascade,
Gtd. Notes	7.13	10/15/14	850,000	820,250
Boise Cascade,
Gtd. Notes	8.25	10/15/12	1,000,000 b	1,007,500
Catalyst Paper,
Sr. Notes	7.38	3/1/14	2,000,000	1,885,000
NewPage,
Scd. Notes	10.00	5/1/12	1,000,000	1,057,500
Smurfit Kappa Funding,
Sr. Notes	9.63	10/1/12	1,250,000	1,328,125
Smurfit-Stone Container
Enterprises, Sr. Notes	9.75	2/1/11	2,504,000	2,594,770
Verso Paper Holdings,
Scd. Notes	9.12	8/1/14	750,000 a,b	768,750
Verso Paper Holdings,
Sr. Sub. Notes	11.38	8/1/16	1,000,000 a	1,045,000
				12,444,395
Printing & Publishing--3.5%
CBD Media Holdings/Finance,
Sr. Notes	9.25	7/15/12	1,000,000	1,020,000
CBD Media,
Gtd. Notes	8.63	6/1/11	1,000,000	1,020,000
Houghton Mifflin,
Sr. Sub. Notes	9.88	2/1/13	2,000,000	2,195,000
Idearc,
Sr. Notes	8.00	11/15/16	3,500,000 a	3,574,375
R.H. Donnelley,
Sr. Discount Notes, Ser. A-2	6.88	1/15/13	2,000,000	1,925,000
R.H. Donnelley,
Sr. Notes, Ser. A-3	8.88	1/15/16	2,000,000	2,110,000

				11,844,375
Restaurants--.5%
Domino's,
Sr. Sub. Notes	8.25	7/1/11	1,500,000	1,563,750
Retail-Automobiles--.3%
United Auto Group,
Sr. Sub. Bonds	7.75	12/15/16	1,000,000 a	1,007,500
Support Services--7.6%
Ahern Rentals,
Gtd. Notes	9.25	8/15/13	1,500,000	1,567,500
Ashtead Capital,
Notes	9.00	8/15/16	1,100,000 a	1,182,500
Ashtead Holdings,
Scd. Notes	8.63	8/1/15	600,000 a	624,000
Avis Budget Car Rental/Finance,
Sr. Notes	7.87	5/15/14	1,250,000 a,b	1,209,375
Cardtronics
Gtd. Notes	9.25	8/15/13	1,250,000	1,312,500
Corrections Corp. of America,
Sr. Notes	7.50	5/1/11	1,000,000	1,032,500
Education Management,
Sr. Sub. Notes	10.25	6/1/16	1,000,000 a	1,060,000
FTI Consulting,
Sr. Sub. Notes	3.75	7/15/12	900,000	1,018,125
FTI Consulting,
Sr. Unscd. Notes	7.75	10/1/16	1,000,000 a	1,040,000
Hertz,
Sr. Notes	8.88	1/1/14	2,500,000 a	2,606,250
Hertz,
Sr. Sub. Notes	10.50	1/1/16	1,000,000 a	1,095,000
Iron Mountain,
Gtd. Notes	7.75	1/15/15	400,000	410,000
Iron Mountain,
Gtd. Notes	8.63	4/1/13	1,000,000	1,037,500
Mac-Gray,
Sr. Notes	7.63	8/15/15	1,250,000	1,275,000
Mobile Mini,
Sr. Notes	9.50	7/1/13	1,300,000	1,395,875
Mobile Services Group,
Sr. Notes	9.75	8/1/14	1,000,000 a	1,045,000
Neff Rental/Finance,
Gtd. Notes	11.25	6/15/12	1,000,000	1,092,500
Norcross Safety Products/Capital,
Sr. Sub. Notes, Ser. B	9.88	8/15/11	1,000,000	1,070,000
Rental Service,
Bonds	9.50	12/1/14	500,000 a	508,750
United Rentals North America,
Sr. Sub. Notes	7.75	11/15/13	1,300,000	1,306,500
West,
Sr. Notes	9.50	10/15/14	1,000,000 a	996,250
West,
Sr. Sub. Notes	11.00	10/15/16	1,000,000 a	998,750

Williams Scotsman,
Gtd. Notes	8.50	10/1/15	1,000,000	1,045,000
				25,928,875
Technology--4.8%
Celestica,
Sr. Sub. Notes	7.63	7/1/13	1,000,000	995,000
Freescale Semiconductor,
Sr. Notes	8.88	12/15/14	2,000,000 a	2,015,000
Freescale Semiconductor,
Sr. Sub. Notes	10.13	12/15/16	1,400,000 a	1,422,750
Lucent Technologies,
Debs.	6.45	3/15/29	3,000,000	2,715,000
NXP,
Scd. Bonds	7.88	10/15/14	400,000 a	413,000
NXP,
Sr. Notes	9.50	10/15/15	300,000 a	309,375
Sungard Data Systems,
Gtd. Notes	9.13	8/15/13	1,500,000	1,580,625
Sungard Data Systems,
Gtd. Notes	10.25	8/15/15	2,500,000	2,662,500
Syniverse Technologies,
Sr. Sub. Notes, Ser. B	7.75	8/15/13	2,000,000	1,955,000
UGS,
Gtd. Notes	10.00	6/1/12	1,000,000	1,095,000
Vishay Intertechnology,
Sub. Notes	3.63	8/1/23	1,000,000	1,001,250
				16,164,500
Telecommunications--7.8%
American Cellular,
Sr. Notes, Ser. B	10.00	8/1/11	5,000,000	5,300,000
Centennial Cellular
Operating/Communications, Gtd.
Notes	10.13	6/15/13	800,000	864,000
Centennial Communications,
Sr. Notes	11.12	1/1/13	2,000,000 b	2,100,000
Centennial Communications/Cellular
Operating/Puerto Rico
Operations, Sr. Notes	8.13	2/1/14	1,750,000	1,771,875
Cincinnati Bell,
Gtd. Notes	7.00	2/15/15	1,000,000	992,500
Cincinnati Bell,
Sr. Sub. Notes	8.38	1/15/14	2,500,000	2,568,750
LCI International,
Sr. Notes	7.25	6/15/07	1,000,000	1,006,250
Nordic Telephone Holdings,
Sr. Notes	8.88	5/1/16	3,500,000 a	3,718,750
Qwest Communications
International, Gtd. Notes	8.87	2/15/09	1,250,000 b	1,270,313
Qwest,
Sr. Notes	7.50	10/1/14	1,900,000 a	2,028,250
Qwest,
Sr. Notes	7.63	6/15/15	250,000	268,125

Qwest,
Sr. Notes	8.64	6/15/13	1,000,000 b	1,088,750
Time Warner Telecom Holdings,
Gtd. Notes	9.25	2/15/14	2,000,000	2,140,000
Windstream,
Sr. Notes	8.63	8/1/16	1,500,000 a	1,640,625
				26,758,188
Textiles & Apparel--1.8%
Levi Strauss & Co.,
Sr. Unsub. Notes	10.12	4/1/12	1,850,000 b	1,914,750
Oxford Industries,
Sr. Notes	8.88	6/1/11	1,150,000	1,184,500
Perry Ellis International,
Sr. Sub. Notes, Ser. B	8.88	9/15/13	500,000	503,750
Phillips-Van Heusen,
Sr. Notes	7.25	2/15/11	500,000	513,125
Phillips-Van Heusen,
Sr. Notes	8.13	5/1/13	1,000,000	1,061,250
Warnaco,
Sr. Notes	8.88	6/15/13	1,000,000	1,067,500
				6,244,875
Transportation--.7%
CHC Helicopter,
Sr. Sub. Notes	7.38	5/1/14	1,000,000	972,500
Gulfmark Offshore,
Gtd. Notes	7.75	7/15/14	1,250,000	1,284,375
				2,256,875
Utilities--5.9%
Amerigas Partners,
Sr. Unscd. Notes	7.25	5/20/15	1,500,000	1,507,500
Dynegy Holdings,
Debs.	7.13	5/15/18	500,000	475,000
Dynegy Holdings,
Sr. Unscd. Notes	8.38	5/1/16	3,000,000	3,135,000
Edison Mission Energy,
Sr. Unscd. Notes	7.75	6/15/16	1,000,000	1,050,000
Inergy/Finance,
Sr. Notes	6.88	12/15/14	1,500,000	1,462,500
Mirant Americas Generation,
Sr. Notes	8.30	5/1/11	1,000,000	1,020,000
Mirant North America,
Gtd. Notes	7.38	12/31/13	2,000,000	2,035,000
MSW Energy Holdings II/Finance II,
Gtd. Notes, Ser. B	7.38	9/1/10	1,000,000	1,025,000
MSW Energy Holdings/Finance,
Scd. Notes	8.50	9/1/10	500,000	522,500
NRG Energy,
Gtd. Notes	7.38	2/1/16	1,050,000	1,052,625
NRG Energy,
Sr. Notes	7.38	1/15/17	1,500,000	1,500,000
SEMCO Energy,
Sr. Notes	7.75	5/15/13	1,000,000	1,019,557

Suburban Propane Partners/Energy
Finance, Sr. Notes	6.88	12/15/13	1,000,000	975,000
Tennessee Gas Pipeline,
Debs.	7.50	4/1/17	1,500,000	1,638,836
Williams Cos.,
Sr. Notes	7.63	7/15/19	1,500,000	1,597,500
				20,016,018
Total Bonds and Notes
(cost $321,266,026)				326,139,769

Preferred Stocks--1.7%			Shares	Value ($)

Auto Related--1.4%
General Motors,
Conv., Ser. A, Cum. $1.125			184,346	4,638,145
Broadcasting & Media--.0%
Spanish Broadcasting System,
Ser. B, Cum. $107.515			1	708
Telecommunications--.3%
Crown Castle International,
Conv., Cum. $3.124			21,000	1,170,750
Total Preferred Stocks
(cost $5,475,100)				5,809,603

Other Investment--1.6%			Shares	Value ($)

Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $5,482,000)			5,482,000 [d]	5,482,000
Total Investments (cost $332,223,126)			99.7%	337,431,372
Cash and Receivables (Net)			.3%	855,008
Net Assets			100.0%	338,286,380

a	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2006, these securities amounted to $61,040,333 or 18.0 % of net assets.
b	Variable rate security--interest rate subject to periodic change.
c	Zero coupon until a specified date at which time the stated coupon rate becomes effective until maturity.
d	Investment in affiliated money market mutual fund.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) The Registrant has revised its internal control over financial reporting with respect to investments in certain inverse floater structures to account for such investments as secured borrowings and to report the related income and expense.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

Item 3. Exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Bond Funds, Inc.

By:	/s/ J. David Officer
J. David Officer
President

Date:	January 22, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of
1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ J. David Officer
J. David Officer
President

Date:	January 22, 2007

By:	/s/ James Windels
James Windels
Treasurer

Date:	January 22, 2007

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-
2(a) under the Investment Company Act of 1940. (EX-99.CERT)